Summary of significant accounting policies	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and has been consistently applied in the preparation of the financial statements.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All inter-company balances, inter-company transactions, investment and capital, if any, have been eliminated upon consolidation.

Non-controlling interest represents the portion of the net assets of a subsidiary attributable to interests that are not owned by the Company. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Non-controlling interest’s operating result is presented on the face of the consolidated statements of income and comprehensive income/(loss) as an allocation of the total income/(loss) for the year between non-controlling shareholders and the shareholders of the Company.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, inventory valuation, impairment of long-lived assets, estimated useful life of property and equipment and intangible assets, and allowance for credit losses on receivables, and realisation of deferred tax assets. Actual results may differ from these estimates.

Foreign currency and translation

The functional currency of Mobile-Health Network Solutions and its Singapore subsidiaries is the Singapore dollar (“S$”). The functional currency of the Vietnam subsidiary of the Company is the Vietnamese đống (“VND”). The functional currency of the Malaysia subsidiary of the Company is the Malaysian Ringgit (“MYR”). The functional currency of the Indonesia subsidiary of the Company is the Indonesian Rupiah (“IDR”). The reporting currency of the Company is the United States dollar (the “US$”).

The financial statements of the Company is translated from the functional currency to the reporting currency, the US$. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates.

Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical costs in foreign currency. Exchange gains and losses are included in the consolidated statements of income and comprehensive income.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Equity accounts other than earnings generated in current year are translated into US$ at the appropriate historical rates. Translation differences are recorded in accumulated other comprehensive income, a component of shareholders’ equity.

2	Summary of significant accounting policies (continued)

Going Concern

The accompanying audited consolidated financial statements have been prepared assuming that the Company will continue as a going concern. For the fiscal year ended 30 June 2026, the Company incurred a net loss of US$3,187,380   and negative cash flows from operating activities of US$ 1,527,685, with a cash balance of US$2,549,951 as of that date. These conditions raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued.

To address this uncertainty and support ongoing operations, management has evaluated and initiated several funding and cost mitigation strategies, including:

●	Continuing to utilize the At-the-Market (“ATM”) offering and the Standby Equity Subscription Agreement (“SEPA”) entered into in 2025, both of which remain effective

●	Exploring private placements of equity securities with potential investors

●	Implementing cost optimization measures, including the deployment of AI tools to enhance operational efficiency and reduce reliance on human resources

The availability and timing of future financing and the success of management’s operational improvement plans remain uncertain. Accordingly, management’s plans have not alleviated substantial doubt about the Company’s ability to continue as a going concern.

The audited consolidated financial statements do not include any adjustments that may be necessary should the Group be unable to continue as a going concern.

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in Singapore. Cash and cash equivalents represent cash in bank and are unrestricted as to withdrawal or use.

Accounts receivable, net

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets, including deposits, other receivables, income tax receivable and prepayments, are classified based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Inventories, net

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition.

The Company reviews inventory quarterly for salability and obsolescence based on expiration dates. A statistical allowance is provided for inventory considered unlikely to be sold. The statistical allowance is based on an analysis of the expiration dates, historical disposal activity, historical customer shipments, as well as estimated future sales. The Company writes off inventory in the period in which disposal occurs.

2	Summary of significant accounting policies (continued)

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Categories	Useful life
Computer and software	3 years
Furniture & fittings	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the remaining lease term or 3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of operations and comprehensive income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives. For the years ended June 30, 2026 and 2025, no impairment of property and equipment was recognized.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment, definite-lived intangible assets and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended June 30, 2026 and 2025, no impairment of long-lived assets was recognized.

Intangible assets, net

Intangible assets represent the Manadr platform, patents and trademarks. These intangible assets arise primarily from the determination of their respective fair market values at the date of acquisition. The useful life of the intangible assets is assessed to be finite and amortization is computed using the straight-line method over the estimated useful lives or 3 to 10 years based upon the future cash flows attributable to the asset.

In accordance with ASC 350-40 (Internal-Use Software), the Company capitalizes qualifying software development costs incurred during the application development stage. Costs related to the preliminary project phase and post-implementation activities are expensed as incurred, while direct costs associated with coding, testing, and deployment are capitalized.

The capitalization policy applies to both internally developed software and acquired software licenses, provided these assets meet the recognition criteria under ASC 350-40. Once development is complete, capitalized software costs are amortized over their estimated useful life, based on the expected economic benefits to the Company. The Company periodically evaluates the recoverability of these assets and assesses potential impairment when indicators suggest that the carrying value may exceed the expected future benefits.

We believe the accounting policies discussed here are critical to understanding our historical and future performance, particularly those that require significant management judgment. For a complete discussion of our other significant accounting policies.

Leases

The Company is a lessee of non-cancellable operating leases for its corporate office premise. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended June 30, 2026 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

2	Summary of significant accounting policies (continued)

Fair value measurements

The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - other inputs that are directly or indirectly observable in the marketplace.

Level 3 - unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, and accruals and other payables approximate their fair values because of their generally short maturities. Other non-current liabilities are stated at amortized cost, which approximates fair value. The carrying amounts of operating lease liabilities and the amount due to officers approximate their fair values as such balance is interest free, unsecured, and due on demand.

Revenue recognition

The Company follows the revenue requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASC allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expect to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company derives revenue from two main segments: (1) telemedicine and other services; and (2) sale of medicine and medical devices.

Telemedicine and other services

Telemedicine services are provided to both private sector and public sector. The Company earns telemedicine services revenue from private sector by providing teleconsultation services to patients who have subscribed to Manadr APP by contractual service providers and sale of prescribed medicine. Telemedicine revenue derived from public sector represents revenue generated from contracts with the relevant authorities and departments of the Singapore government by providing teleconsultation services to patients identified by the authorities and departments of the Singapore government. Telemedicine services with prescribed medicine are two distinct performance obligations with standalone prices that are fixed and paid post rendering of teleconsultation service with patients. Prescribed medicine will be delivered to the customer on the same day. The amount paid by the patient is then allocated to each performance obligation in a contract based on its relative standalone selling price (“SSP”). The SSP is the observable price at which we sell the product or service separately.

Revenue from teleconsultation services and sale of prescribed medicine are recognized at a point in time when the services are rendered and the products are delivered to the customers respectively.

The Company considers the following indicators amongst others when determining whether it is acting as a principal in the contract where revenue would be recorded on a gross basis:

(i)	the Company is primarily responsible for fulfilling the promise to provide the specified products or services;
(ii)	the Company has control over services provided in which the prescription issued by our service providers is under the clinic name of the Company; and
(iii)	the Company has discretion in establishing the price for the specified products or services.

The services are rendered by the Company’s in-house doctors and external service providers who are registered and credentialed to deliver care on MaNaDr platform. The company contracts with the external service providers who are paid based on the consultation fee set by the Company. Patient contracts with the Company and make payment on the MaNadr platform. In these arrangements, as the Company assumes a principal role in the transaction, revenue is recognized gross. The Company has the right to determine the service price to patients and is responsible for the holding and fulfilment of prescribed medicine to the patients, the Company assumes the credit risk and rewards of ownership of the inventory. Accordingly, the Company accounts for the telemedicine service contracts on a gross basis.

The Company also provided the medical consultation services for the physical walk-in patients in our own clinics. The services are rendered by the Company’s in-house doctors who are registered and credentialed to deliver care for the physical walk-in patients, as well as sale of prescribed medicines.

2	Summary of significant accounting policies (continued)

Revenue recognition (continued)

Sale of medicine and medical devices

The Company sells prescription drugs, non-prescription drugs and healthcare products to clinics and end customers offline and online. The online transactions are performed through MaNaShop/MaNaStore. These products are purchased by the Company as inventory for onward sale to customers. Revenue from sale of these products under direct sales model is recognized on a gross basis upon delivery of the medicines or products to the customers. For products that are not purchased by the Company as inventory for onward sale to customers through online marketplace model, the Company facilitates setting product prices with vendors. The Company is not responsible for fulfilling the contracts being provided to the customers nor does the Company have inventory risk related to the contracts. Revenue from sale of these products is recognized on a net basis upon delivery of the medicines or products to the customers.

Deferred revenue

Deferred revenue includes amounts collected or billed in excess of revenue recognized. Deferred revenue is recognized as revenue as the related performance obligations are satisfied. Deferred revenue balances are generally expected to be recognized within 12 months.

Cost of revenue

Cost of revenue primarily consists of fees paid to the service providers, medicine costs and delivery fees.

Related party transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Segment Reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as follows:

1.	Telemedicine and other services

2.	Sale of medicine and medical devices

Concentrations and credit risk

The Company maintains its cash balances with banks in the Republic of Singapore. Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000  insured by Singapore Deposit Insurance Corporation (“SDIC”).

As of June 30, 2026 and 2025, $1,281,566 and $670,132 of the company’s cash held by financial institutions were uninsured respectively.

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalent and accounts receivable. The Company has designed its credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

For the year ended June 30, 2026 and 2025, none of the customers accounted more than 10% of the Company’s total sales.

As of June 30,2026 and 2025, none of the customers amounted more than 10% of the Company’s account receivables.

For the year ended June 30, 2026 and 2025, none of the suppliers accounted more than 10% of the Company’s total purchases.

As of June 30, 2026, 1 supplier accounted more than 10% of the account payable. As of June 30, 2025, none of the suppliers accounted more than 10% of the account payables.

2	Summary of significant accounting policies (continued)

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

ii)	Short-term compensated absences

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

Comprehensive Loss

Comprehensive income (loss) is comprised of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) consists of foreign currency translation that have been excluded from the determination of net income (loss).

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed in the same manner as basic EPS, except the number of shares include additional ordinary shares that would have been outstanding if potential ordinary shares with a dilutive effect had been issued. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the years end June 30,2026 and 2025.

Share-based compensation

The Company follows ASC 718, Compensation —Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards, including restricted stock units, based on estimated grant date fair values. Restricted stock units are valued using the market price of the Company’s common shares on the date of grant. The Company records compensation expense, net of estimated forfeitures, over the requisite service period.

Awards classified in equity under ASC 718 that may be subject to temporary equity classification include:

i.	Shares with a repurchase feature that the employee can exercise only after the shares have been vested for at least six months, as well as options on such shares.

ii.	Shares that have a contingent repurchase feature that is outside the control of the employee and the entity if it is currently probable that the contingency would not occur. Examples include shares redeemable only on the occurrence of a liquidity event, such as a change of control.

iii.	Options that have a contingent cash-settlement provision not within the employee’s or the entity’s control if it is not currently probable that the contingency would occur.

Common stock purchase warrants

Common stock purchase warrants are classified as equity if the contracts (1) require physical settlement or net-share settlement or (2) give the Company a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). Contracts which (1) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the control of the Company), (2) give the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement), or (3) that contain reset provisions that do not qualify for the scope exception are classified as liabilities. The Company assesses the classification of its common stock purchase warrants at each reporting date to determine whether a change in classification between equity and liabilities is required.

2	Summary of significant accounting policies (continued)

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended June 30, 2026 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Critical Accounting Policies and Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that impact the amounts reported in the consolidated financial statements and accompanying notes.

The Company bases its estimates on historical experience, current business factors, and various other assumptions deemed necessary for determining the carrying values of assets and liabilities, the recognition of revenue and expenses, and the disclosure of contingent assets and liabilities. Given the uncertainties associated with future events, economic and political factors, and changes in the business environment, actual results may differ from these estimates. As new events occur and additional information becomes available, the Company continuously evaluates and updates its accounting estimates in response to evolving operational conditions.

2	Summary of significant accounting policies (continued)

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC “) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act “). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards.

In December 2023, the FASB issued Accounting Standards Update No. 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures” (“ASU 2023-09”), which modifies the rules on income tax disclosures to require entities to disclose (1) specific categories in the rate reconciliation, (2) the income or loss from continuing operations (separated by federal, state and foreign). ASU 2023-09 also requires entities to disclose their income tax payments to international, federal, state and local jurisdictions, among other changes. As an EGC utilizing the extended transition period, ASU 2023-09 is effective for the Company for the fiscal year ending June 30, 2027, with early adoption permitted. ASU 2023-09 should be applied on a prospective basis, but retrospective application is permitted. The Company is currently evaluating the potential impact of adopting this new guidance on its consolidated financial statements and related disclosures.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”, which requires disaggregation of specified categories of income statement expenses. As an EGC utilizing the extended transition period, the guidance will be effective for the Company for the fiscal year ending June 30, 2028, and interim periods within fiscal years beginning after June 30, 2028, with early adoption permitted. The Company is currently assessing the impact the new guidance will have on its consolidated financial statements and expense disclosures.

In 2025, the FASB issued Accounting Standards Update No. 2025-05, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets” (“ASU 2025-05”), which provides accounting updates and practical expedients for measuring credit losses on accounts receivable and contract assets. As an EGC utilizing the extended transition period, ASU 2025-05 is effective for the Company for the fiscal year ending June 30, 2027, unless adopted earlier. The Company is currently evaluating whether it will elect the practical expedient and the expected impact that ASU 2025-05 will have on its consolidated financial statements and credit loss disclosures.

In 2025, the FASB issued Accounting Standards Update No. 2025-06, “Intangibles - Internal-Use Software (Subtopic 350-40): Accounting for Internal-Use Software” (“ASU 2025-06”), which updates the guidance on modernizing the accounting for internal-use software and software development costs. As an EGC utilizing the extended transition period, ASU 2025-06 is effective for the Company for the fiscal year ending June 30, 2029, unless adopted earlier. The Company is currently evaluating its planned adoption date and the expected impact of adopting ASU 2025-06 on its capitalized software development costs and consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and cash flows.